NOTE 3. PRELIMINARY PURCHASE PRICE ALLOCATION	Jan. 18, 2023
Business Combination and Asset Acquisition [Abstract]
NOTE 3. PRELIMINARY PURCHASE PRICE ALLOCATION

NOTE 3. PRELIMINARY PURCHASE PRICE ALLOCATION

On January 18, 2023, the Company signed the definitive stock purchase agreement and acquired 52% of Quality International co ltd FZC for the consideration of $82,000,000. The audited pro forma condensed combined financial statements include various assumptions, including those related to the preliminary purchase price allocation of the assets acquired based on management’s best estimates of fair value. The final purchase price allocation may vary based on final appraisals, valuations and analysis of fair value of the acquired assets and assumed liabilities.

The total payment for this agreement is $137,000,000, however the committed payment for above mentioned agreement is $82,000,000, and the remaining $55,000,000 will only become payable if certain future conditions are met. However, if the future payment increases, it will also increase the goodwill valuation for the company in the future, equal to the additional amount paid on top of the committed purchase consideration.